Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations

3.    Business Combinations

Merger with Star Peak Corp II

As discussed in Note 1, on September 29, 2021, STPC completed the business combination with Legacy Benson Hill through the Merger, with Legacy Benson Hill surviving the Merger as a wholly-owned subsidiary of STPC. At the effective time of the Merger (the “Effective Time”), each outstanding share of Legacy Benson Hill Common Stock, par value $0.001 per share, including Legacy Benson Hill Common Stock held by prior owners of Legacy Benson Hill Preferred Stock (in each case, other than shares owned by Legacy Benson Hill as treasury stock, dissenting shares and restricted shares) was canceled and converted into the right to receive the number of shares of New Benson Hill Common Stock, par value $0.0001 per share, in a ratio equal to 1.0754. In addition, as of the Effective Time, each stock option to purchase shares of Legacy Benson Hill Common Stock (each, a “Legacy Benson Hill Option”), whether vested or unvested, and each warrant issued by Legacy Benson Hill to purchase Legacy Benson Hill Common Stock and/or Legacy Benson Hill Preferred Stock (each, a “Legacy Benson Hill Warrant”) that was outstanding immediately prior to the Effective Time was, by virtue of the occurrence of the Effective Time and without any action on the part of Legacy Benson Hill, STPC or any holder of Legacy Benson Hill equity thereof, assumed and converted into a New Benson Hill Option or a New Benson Hill Warrant. Each Legacy Benson Hill Option was converted into an option to purchase a number of shares of New Benson Hill Common Stock equal to the number of shares of Legacy Benson Hill Common Stock subject to such Legacy Benson Hill Option immediately prior to the Effective Time multiplied by 1.0754 (rounded down to the nearest whole share) and at an exercise price per share of New Benson Hill Common Stock equal to the exercise price per share of Legacy Benson Hill Common Stock subject to such Legacy Benson Hill Option divided by 1.0754 (rounded up to the nearest whole cent) (each, a “New Benson Hill Option”). Each Legacy Benson Hill Warrant was converted into a warrant to purchase a number of shares of New Benson Hill Common Stock equal to the number of shares of Legacy Benson Hill Common Stock subject to such Legacy Benson Hill Warrant immediately prior to the Effective Time multiplied by 1.0754 (rounded down to the nearest whole share) and at an exercise price per share of New Benson Hill Common Stock equal to the exercise price per share of Legacy Benson Hill Common Stock and/or Legacy Benson Hill Preferred Stock subject to such Legacy Benson Hill Warrant divided by 1.0754 (rounded up to the nearest whole cent).

In connection with the execution of the Merger Agreement, STPC entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and STPC agreed to sell to the Subscribers, an aggregate of 22,500 shares of common stock (the “PIPE Shares”), for a purchase price of $10 per share and an aggregate purchase price of $225.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Merger.

Prior to the Merger, STPC had outstanding 10,063 Public Warrants (the “Public Warrants”), which were listed on the New York Stock Exchange under the symbol “STPC WS”, and 6,553 Private Placement Warrants (the “Private Placement Warrants”). Upon the closing of the Merger, the Public Warrants became listed on the New York Stock Exchange under the symbol “BHIL WS.” The Warrants remain subject to the same terms and conditions as prior to the Merger.

Upon the closing of the Merger, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 441,000 shares, of which 440,000 shares were designated common stock, $0.0001 par value per share, and 1,000 shares designated preferred Stock, $0.0001 par value per share.

Upon consummation of the Merger and the closing of the PIPE, the most significant change in Benson Hill’s financial position and results of operations was a total net increase in cash and cash equivalents of approximately $273.7 million, including $225.0 million in gross proceeds from the PIPE.

Recapitalization
Cash—STPC trust and working capital cash	$95,318
Cash—PIPE Financing	225,000
Non-cash net assets assumed from STPC	642
Less: fair value of assumed common stock Public Warrants and Private Placement Warrants	(50,850)
Less: transaction costs allocated to equity	(36,770)
Net impact on total stockholders’ equity	$233,340
Less: cash payments for transaction costs at Closing	(34,940)
Less: non-cash net assets assumed from STPC	(642)
Add: transaction costs allocated to equity	36,770
Add: fair value of assumed common stock Public Warrants and Private Placement Warrants	50,850
Net impact on net cash provided by financing activities	$285,378
Less: transaction costs included in net cash used in operating activities(a)	(11,693)
Total net increase in cash and cash equivalents	$273,685
(a)	Including transaction costs in the amount of $3,926 allocated to the Public Warrants and Private Placement Warrants which were expensed.

Acquisition of Soy Processing Facilities

ZFS Creston

On December 30, 2021, we completed the acquisition of a soybean processing facility and related assets from ZFS Creston, LLC, an Indiana corporation (“ZFS Creston”) for aggregate cash consideration of $102,065 subject to adjustments set forth in the membership interest purchase agreement for cash, debt and working capital. The soybean processing facility will process the Company’s proprietary soybean varieties for distribution to end customers. The acquisition of the food grade white flake and soy flour manufacturing facility was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their preliminary estimated fair value, as presented below:

Estimated Fair Value at
December 30, 2021
Assets:
Cash and cash equivalents	$56
Accounts receivable	10,729
Inventories	18,209
Prepaid expenses and other current assets	3,627
Property and equipment	60,000
Right of use asset	853
Other assets	2,000
Identified intangible assets	11,000
Goodwill	6,045
Total assets acquired	$112,519
Liabilities:
Accounts payable	4,661
Lease liability	853
Accrued expenses and other liabilities	4,940
Total liabilities assumed	$10,454
Total purchase price	$102,065

The fair values of the assets acquired and liabilities assumed are based on a preliminary estimate, which is subject to change within the measurement period. Given the timing of the acquisition, the Company utilized a benchmarking approach based on the Company’s prior acquisitions and similar industry acquisitions to determine the preliminary fair values for property and equipment and identified intangible assets. Upon completion of the final fair value assessment, the fair values of the assets acquired, liabilities assumed and resulting goodwill may differ materially from the preliminary assessment. Any changes to the initial estimates of the fair value of the assets acquired and liabilities assumed will be recorded to those assets and liabilities and residual amounts will be allocated to goodwill.

Goodwill largely consists of expected growth synergies through the continued vertical integration of the Company within our Ingredients segment. Based on the preliminary valuation analysis, the identified intangible assets consist of customer relationships of $5,500, trade name of $2,000, acquired technology of $3,000 and permits of $500, respectively. The identified intangible assets are amortized using the straight-line method over their preliminary estimated useful lives of 15 years for customer relationships and acquired technology 10 years for trade name and permits.

Effective December 30, 2021, results from the operations of the soybean processing facility will be included in our consolidated statements of operations and comprehensive loss and incorporated in our Ingredients reporting unit and segment. Given the timing of the acquisition, no revenue or expenses were included in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2021.

The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2021, would have resulted in reported revenues and a net loss of $276,877 and $145,038, respectively. For purposes of the pro forma disclosures, the Company adjusted for $2,078 of costs attributable to the acquisition. The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2020, would have resulted in reported revenues and a net loss of $216,082 and $84,805, respectively. The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2019, would have resulted in reported revenues and a net loss of $166,777 and $40,573, respectively. The unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results of operations would have been had the Company completed the acquisition on the date assumed, nor is it necessarily indicative of the results of operations that may be expected in future periods.

In conjunction with the acquisition we incurred $2,078 of acquisition-related costs, including legal and accounting fees. These costs were recorded in selling, general, and administrative expenses in the consolidated statement of operations for the year ended December 31, 2021.

Rose Acre Farms

On September 17, 2021, we completed the acquisition of a soybean processing facility and related assets from Rose Acre Farms, Inc., an Indiana corporation (“Rose Acre Farms”) for cash consideration of $14,567 and entered into a long-term ground lease for the real estate upon which such soybean processing facility is located. The soybean processing facility will process the Company’s proprietary soybean varieties for distribution to end customers. The acquisition of the soybean processing facility was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value
at September 17, 2021
Assets:
Inventories	$3,932
Property and equipment	7,875
Right of use asset	785
Identified intangible assets	380
Goodwill	2,380
Total assets acquired	$15,352
Liabilities:
Accounts payable	—
Lease liability	785
Accrued expenses and other liabilities	—
Total liabilities assumed	$785
Total purchase price	$14,567

Goodwill largely consists of expected growth synergies through the vertical integration of the Company within our Ingredients segment. Identified intangible assets consist of permits of $380 which will be amortized using the straight-line method over the estimated useful life of 10 years.

Effective September 17, 2021, results from the operations of the soybean processing facility have been included in our consolidated statements of operations and comprehensive loss and incorporated in our Ingredients reporting unit and segment. For the year ended December 31, 2021, $17,031 of revenue was included in the consolidated statement of operations and comprehensive loss.

The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2021, would have resulted in reported revenues and a net loss of $163,915 and $125,660, respectively. For purposes of the pro forma disclosures, the pro forma adjustments primarily include $361 of costs attributable to the acquisition and amortization of acquired intangibles of $13. The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2020, would have resulted in reported revenues and a net loss of $195,083 and $70,352, respectively. The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2019, would have resulted in reported revenues and a net loss of $168,481 and $42,075, respectively. The unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results of operations would have been had the Company completed the acquisition on the date assumed, nor is it necessarily indicative of the results of operations that may be expected in future periods.

In conjunction with the acquisition we incurred $361 of acquisition-related costs, including legal and accounting fees. These costs were recorded in selling, general, and administrative expenses in the consolidated statements of operations for the year ended December 31, 2021.

Acquisition of J&J Produce, Inc.

On May 31, 2019, the Company completed the acquisition of J&J Produce, Inc. and J&J Southern Farms, Inc. (collectively, J&J) for total cash consideration of $14,258. J&J is a producer and distributor of farmed products, including fruits and vegetables. The acquisition of J&J was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
May 31, 2019
Assets:
Accounts receivable	$7,827
Inventories	1,814
Prepaid expenses and other current assets	612
Property and equipment	4,033
Right of use asset	1,345
Identified intangible assets	8,950
Goodwill	1,878
Total assets acquired	$26,459
Liabilities:
Accounts payable	8,294
Lease liability	1,345
Accrued expenses and other liabilities	2,562
Total liabilities assumed	$12,201
Total purchase price	$14,258

Goodwill largely consists of expected growth synergies through the commercialization of the Company’s innovative technologies and expansion of distribution channels. Identified intangible assets consist of customer relationships and trade name of $7,310 and $1,640, respectively.

Effective May 31, 2019, results from the operations of J&J have been included in our consolidated statement of operations and comprehensive loss and incorporated in our Fresh reporting unit. For the year ended December 31, 2019, $28,573 of revenue was included in the consolidated statement of operations and comprehensive loss.

The unaudited pro forma impact on operating results, as if the acquisition had been completed as of the beginning of 2019, would have resulted in reported revenues and a net loss of $109,937 and $40,786, respectively. For purposes of the pro forma disclosures, the pro forma adjustments primarily include $1,343 of costs attributable to the acquisition and amortization of acquired intangibles of $348. The unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results of operations would have been had the Company completed the acquisition on the date assumed, nor is it necessarily indicative of the results of operations that may be expected in future periods.

Acquisition of SGI Genetics, Inc.

On February 7, 2019, we completed the acquisition of certain assets and the assumption of certain liabilities of SGI Genetics, Inc. and Schillinger Genetics, Inc. (collectively, SGI) for total cash consideration of $13,814. The acquisition of SGI was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
February 7, 2019
Assets:
Accounts receivable	$247
Inventories	70
Property and equipment	785
Right of use asset	33
IPRD	4,710
Goodwill	9,260
Total assets acquired	$15,105
Liabilities:
Accounts payable	1,047
Lease liability	33
Deferred revenue	211
Total liabilities assumed	$1,291
Total purchase price	$13,814

IPRD assets, which consist of seed germplasm, are amortized over the estimated useful life of the assets upon successful completion of the related projects. Completion of the related projects occurred in 2021 and the IPRD assets were moved to a definite lived intangible asset and renamed developed technology. Goodwill largely consists of expected growth synergies through the commercialization of acquired seed germplasm.

Effective February 7, 2019, results from the operations of SGI have been included in our consolidated statement of operations and comprehensive loss. Results prior to the acquisition in 2019 were immaterial to the Company’s consolidated financial results.

In conjunction with all acquisitions we incurred $3,994, $0 and $4,010 of acquisition-related costs, including legal and accounting fees, for the years ended December 31, 2021, 2020 and 2019, respectively. These costs were recorded in selling, general, and administrative expenses.